Acquisitions Of Subsidiaries	12 Months Ended
Apr. 30, 2023
Text Block [Abstract]
Acquisitions Of Subsidiaries
14.	ACQUISITIONS OF SUBSIDIARIES
(a)
Acquisition of AMTD Assets in 2023
In August 2022, AMTD IDEA Group and the Company had entered into certain agreements pursuant to which the Company acquired 96.1% of the equity interest in AMTD Assets, which holds a global portfolio of premium whole building properties, from AMTD Group at a consideration, which was agreed to settle by 515,385 Class B ordinary shares of the Company (“Consideration Shares”) at agreed share price of US$520 per share of the Company for the Group’s expansion to hotel operations, hospitality and VIP services business.
The transaction was completed and AMTD Assets was consolidated by Company since February 6, 2023 based on business combination under common control using predecessor accounting prospectively. The difference between the consideration and the net asset value of AMTD Assets, amounting to approximately

US$
153,692,
was recorded in capital reserve within the consolidated statement of changes in equity. The Consideration Shares were settled by treasury shares of the Company with repurchase price of US$
266,647
and fair values of the Consideration Shares were US$
12,977 on completion date of the acquisition.
No acquisition-related cost has been recognized as an expense for the year ended April 30, 2
023
.
Assets acquired and liabilities recognized at the date of acquisition:

US$
Interests in joint ventures	98,694
Property, plant and equipment	239,867
Cash and cash equivalents	3,860
Accounts receivable	527
Prepayments, deposits and other receivables	20,365
Amount due from a non-controlling shareholder	637
Accounts payable	(311)
Other payables and accruals	(1,581)
Contract liabilities	(688)
Bank borrowings	(50,849)
Amount due to a non-controlling shareholder	(53,464)
Amount due to AMTD Group	(81,972)

175,085

Reserves arising on acquisition:

Consideration transferred	266,647
Plus: non-controlling interests of AMTD Assets	4,651
Plus: non-controlling interests of AMTD Assets’ subsidiaries	57,479
Less: recognized amounts of net assets acquired	(175,085)
153,692

Net cash inflow on acquisition of AMTD Assets:

Cash consideration paid	—
Add: cash and cash equivalent balances acquired	3,860

3,860

(b)	Acquisition of PolicyPal in 2020
On August 3, 2020, the Group acquired 51% of the issued share capital of PolicyPal for a consideration of US$3,000 in cash and 702,765 of Class A ordinary shares of the Company. This acquisition has been accounted for using the acquisition method. The amount of goodwill arising as a result of the acquisition was US$7,566. PolicyPal operates a digital insurance brokerage business under direct insurance and exempt financial adviser license issued by the Monetary Authority of Singapore (“MAS”) in relation to advising on investment products that are life policies and arranging of life policies in Singapore, other than for reinsurance. The acquisition of PolicyPal, which is included in the digital solutions services—financial services segment, was in line with the Group’s digital solutions services strategy.
Consideration transferred:

US$
Cash	3,000
Ordinary shares of the Company	8,725

Total	11,725

As part of the consideration for the acquisition of PolicyPal, 702,765 of Class A ordinary shares of the Company were issued. The fair value of the ordinary shares of the Company is determined with assistance from an independent valuation firm. Details of the movement of share capital are set out in note 26(c).
Acquisition-related costs amounting to US$7 have been excluded from the consideration transferred and have been recognized as an expense, within the other expenses line item in the consolidated statement of profit or loss and other comprehensive income for the year ended April 30, 2021.
Assets acquired and liabilities recognized at the date of acquisition:

US$
Property, plant and equipment	4
Intangible asset	5,836
Accounts, deposits and other receivables	38
Cash and cash equivalents	5,673
Accounts and other payables	(2,398)
Deferred tax liability	(992)

8,161

The gross contractual amounts of those trade and other receivables acquired amounted to US$38. In 2021, all of the acquired trade and other receivables have been collected.
The intangible asset represents the developed technology. Such intangible asset is amortized on a straight-line basis over 7 years.
Goodwill arising on acquisition:

US$
Consideration transferred	11,725
Plus: non-controlling interests (49% in PolicyPal)	4,002
Less: net assets acquired	(8,161)

Goodwill arising on acquisition	7,566

The
non-controlling
interests (49%) in PolicyPal recognized at the acquisition date was measured at their proportionate share of net assets acquired.
Goodwill arose in the acquisition of PolicyPal because the cost of the combination included a control premium. In addition, the consideration paid for the acquisition effectively included amounts in relation to the benefit of expected synergies, revenue growth, future market development and the assembled workforce of PolicyPal. These benefits are not recognized separately from goodwill because they do not meet the recognition criteria for identifiable intangible asset.
None of the goodwill arising on these acquisitions is expected to be deductible for tax purposes.
Net cash inflow on acquisition of PolicyPal:

US$
Cash consideration paid	(3,000)
Add: cash and cash equivalents balances acquired	5,673

2,673

Impact of the acquisition on the results of the Group:
The profit of the Group for the year ended April 30, 2021 includes loss of US$1,119 attributable from PolicyPal. Revenue of the Group for the year ended April 30, 2021 includes US$301 attributable from PolicyPal.
Had the acquisition been completed on May 1, 2020, revenue for the year ended April 30, 2021 of the Group would have been US$25,351, and profit for the year ended April 30, 2021 of the Group would have been US$21,761. The pro forma information is for illustrative purposes only and is not necessarily an indication of revenue and results of operations of the Group that actually would have been achieved had the acquisition been completed on May 1, 2020, nor is it intended to be a projection of future results.
In determining the
pro-forma
revenue and profit of the Group had PolicyPal been acquired at the beginning of the current year, the directors of the Company have calculated depreciation of plant and equipment and amortization of intangible asset acquired on the basis of the fair values arising in the initial accounting for the business combination rather than the carrying amounts recognized in the pre-acquisition
financial statements.